TAXES ON INCOME - Summary of Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Israel tax provision at statutory rate	23.00%	23.00%	23.00%
Non-deductible share-based compensation	(2.77%)	(2.00%)	(0.61%)
Effect of other permanent differences	0.05%	0.47%	(0.01%)
Change in valuation allowance	(18.70%)	(24.41%)	(22.86%)
Issuance costs	6.06%	3.68%	0.00%
Provision to return	(8.00%)	(0.77%)	0.01%
Other adjustments	0.10%	(0.16%)	0.24%
Effective tax rate	(0.26%)	(0.19%)	(0.23%)